Cover	Aug. 16, 2022
Cover [Abstract]
Entity Registrant Name	CURE PHARMACEUTICAL HOLDING CORP.
Entity Central Index Key	0001643301
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 16, 2022
Entity File Number	000-55908
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	37-1765151
Entity Address Address Line 1	1620 Beacon Place
Entity Address City Or Town	Oxnard
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93033
City Area Code	805
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	824-0410